Long Term Debt - Loan movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Apr. 20, 2011	Dec. 31, 2010	Dec. 31, 2011 Credit Facility $ 753,637 - March 31, 2006	Dec. 31, 2010 Credit Facility $ 753,637 - March 31, 2006	Dec. 31, 2011 Term Bank Loan $35,000 - October 2, 2007	Dec. 31, 2010 Term Bank Loan $35,000 - October 2, 2007	Dec. 31, 2011 Term Bank Loan $101,150 - December 4, 2007	Dec. 31, 2010 Term Bank Loan $101,150 - December 4, 2007	Dec. 31, 2011 Term Bank Loan $90,000 - October 5, 2007	Dec. 31, 2010 Term Bank Loan $90,000 - October 5, 2007	Dec. 31, 2011 Term Bank Loan $103,200 - June 20, 2008	Dec. 31, 2010 Term Bank Loan $103,200 - June 20, 2008	Dec. 31, 2011 Term Bank Loan $125,000 - May 13, 2008	Dec. 31, 2010 Term Bank Loan $125,000 - May 13, 2008	Dec. 31, 2011 Term Bank Loan $90,000 - May 5, 2008	Dec. 31, 2010 Term Bank Loan $90,000 - May 5, 2008	Dec. 31, 2011 Term Bank Loan $47,000 - November 16, 2007	Dec. 31, 2010 Term Bank Loan $47,000 - November 16, 2007	Dec. 31, 2011 Term Bank Loan $126,400 - July 23, 2008	Dec. 31, 2010 Term Bank Loan $126,400 - July 23, 2008	Dec. 31, 2011 Term Bank Loan $130,000 - March 13, 2008	Dec. 31, 2010 Term Bank Loan $130,000 - March 13, 2008	Dec. 31, 2011 Term Bank Loan $70,000 - February 7, 2011	Feb. 07, 2011 Term Bank Loan $70,000 - February 7, 2011	Dec. 31, 2010 Term Bank Loan $70,000 - February 7, 2011	Dec. 31, 2011 Term Bank Loan $32,313 - April 20, 2011	Apr. 20, 2011 Term Bank Loan $32,313 - April 20, 2011	Dec. 31, 2010 Term Bank Loan $32,313 - April 20, 2011	Dec. 31, 2011 Term Bank Loan $141,350 - October 26, 2011	Dec. 31, 2010 Term Bank Loan $141,350 - October 26, 2011	Dec. 31, 2011 Term Bank Loan $800,000 - April 15, 2011	Apr. 15, 2011 Term Bank Loan $800,000 - April 15, 2011	Dec. 31, 2010 Term Bank Loan $800,000 - April 15, 2011	Dec. 31, 2011 Credit Facility $1,040,000 - September 17, 2008	Dec. 31, 2010 Credit Facility $1,040,000 - September 17, 2008	Dec. 31, 2011 Credit Facility $230,000 - September 10, 2007	Dec. 31, 2010 Credit Facility $230,000 - September 10, 2007	Dec. 31, 2011 Credit Facility $1,125,000 - July 18, 2008	Apr. 27, 2011 Credit Facility $1,125,000 - July 18, 2008	Dec. 31, 2010 Credit Facility $1,125,000 - July 18, 2008	Dec. 31, 2011 Credit Facility $300,000 - December 28, 2010	Dec. 31, 2010 Credit Facility $300,000 - December 28, 2010	Dec. 31, 2011 Credit Facility $325,000 - December 21, 2010	Dec. 31, 2010 Credit Facility $325,000 - December 21, 2010	Dec. 21, 2010 Credit Facility $325,000 - December 21, 2010	Dec. 31, 2011 Credit Facility $325,000 - September 18, 2007	Dec. 31, 2010 Credit Facility $325,000 - September 18, 2007	Sep. 18, 2007 Credit Facility $325,000 - September 18, 2007	Dec. 31, 2011 Convertible Senior Notes $460,000 - November 21, 2009	Dec. 31, 2010 Convertible Senior Notes $460,000 - November 21, 2009	Dec. 31, 2011 Ocean Rig Senior Notes $500,000 - April 27, 2011	Dec. 31, 2010 Ocean Rig Senior Notes $500,000 - April 27, 2011
Total principal payments	$ 4,434,018	$ 495,000	$ 2,935,648	$ 344,373	$ 503,490	$ 17,500	$ 23,000	$ 14,284	$ 41,637	$ 61,500	$ 66,000	$ 31,600	$ 36,400	$ 51,000	$ 60,000	$ 48,000	$ 54,000	$ 20,000	$ 23,000	$ 85,350	$ 99,150	$ 38,265	$ 43,614	$ 66,500	$ 70,000		$ 31,236	$ 32,313		$ 32,313		$ 766,667	$ 800,000		$ 522,500	$ 675,833		$ 115,000	$ 990,000	$ 562,500	$ 194,524		$ 300,000			$ 325,000	$ 129,580		$ 325,000	$ 700,000	$ 700,000	$ 483,350
New Loans In Year	2,676,163																							70,000			32,313			32,313		800,000			0				795,476					325,000			137,711					483,350
Repayments	$ (1,177,793)			$ (159,117)		$ (5,500)		$ (27,353)		$ (4,500)		$ (4,800)		$ (9,000)		$ (6,000)		$ (3,000)		$ (13,800)		$ (5,349)		$ (3,500)			$ (1,077)					$ (33,333)			$ (153,333)		$ (115,000)					$ (300,000)		$ (325,000)			$ (8,131)